UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21574

 NAME OF REGISTRANT:                     Eaton Vance Floating-Rate
                                         Income Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2005 - 06/30/2006


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


Eaton Vance Floating-Rate Income Trust
--------------------------------------------------------------------------------------------------------------------------
 CITIGROUP INVESTMENTS CORP LOAN FUND                                                        Agenda Number:  932396852
--------------------------------------------------------------------------------------------------------------------------
        Security:  17307C107
    Meeting Type:  Special
    Meeting Date:  21-Oct-2005
          Ticker:  TLI
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE A NEW MANAGEMENT AGREEMENT.                    Mgmt          For                            For

02     TO APPROVE A NEW SUBADVISORY AGREEMENT.                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CITIGROUP INVESTMENTS CORP LOAN FUND                                                        Agenda Number:  932430995
--------------------------------------------------------------------------------------------------------------------------
        Security:  17307C107
    Meeting Type:  Annual
    Meeting Date:  27-Jan-2006
          Ticker:  TLI
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DWIGHT B. CRANE                                           Mgmt          For                            For
       WILLIAM R. HUTCHINSON                                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST/FOUR CORNERS SR FLOATING                                                        Agenda Number:  932389059
--------------------------------------------------------------------------------------------------------------------------
        Security:  33733U108
    Meeting Type:  Annual
    Meeting Date:  12-Sep-2005
          Ticker:  FCT
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES A. BOWEN                                            Mgmt          For                            For
       RICHARD E. ERICKSON                                       Mgmt          For                            For
       NIEL B. NIELSON                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FLOATING RATE INC STRATEGIES FD II,                                                         Agenda Number:  932427671
--------------------------------------------------------------------------------------------------------------------------
        Security:  339736100
    Meeting Type:  Annual
    Meeting Date:  26-Jan-2006
          Ticker:  FRB
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT C. DOLL, JR.                                       Mgmt          For                            For
       RONALD W. FORBES                                          Mgmt          For                            For
       CYNTHIA A. MONTGOMERY                                     Mgmt          For                            For
       JEAN MARGO REID                                           Mgmt          For                            For
       ROSCOE S. SUDDARTH                                        Mgmt          For                            For
       RICHARD R. WEST                                           Mgmt          For                            For
       EDWARD D. ZINBARG                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FLOATING RATE INCOME STRATEGIES FD,                                                         Agenda Number:  932382182
--------------------------------------------------------------------------------------------------------------------------
        Security:  339735102
    Meeting Type:  Annual
    Meeting Date:  21-Oct-2005
          Ticker:  FRA
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT C. DOLL, JR.                                       Mgmt          For                            For
       RONALD W. FORBES                                          Mgmt          For                            For
       CYNTHIA A. MONTGOMERY                                     Mgmt          For                            For
       JEAN MARGO REID                                           Mgmt          For                            For
       ROSCOE S. SUDDARTH                                        Mgmt          For                            For
       RICHARD R. WEST                                           Mgmt          For                            For
       EDWARD D. ZINBARG                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ING PRIME RATE TRUST                                                                        Agenda Number:  932534565
--------------------------------------------------------------------------------------------------------------------------
        Security:  44977W106
    Meeting Type:  Annual
    Meeting Date:  14-Jun-2006
          Ticker:  PPR
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN V. BOYER                                             Mgmt          For                            For
       PATRICIA W. CHADWICK                                      Mgmt          For                            For
       J. MICHAEL EARLEY                                         Mgmt          For                            For
       R. BARBARA GITENSTEIN                                     Mgmt          For                            For
       PATRICK W. KENNY                                          Mgmt          For                            For
       SHAUN P. MATHEWS                                          Mgmt          For                            For
       WALTER H. MAY                                             Mgmt          For                            For
       SHERYL K. PRESSLER                                        Mgmt          For                            For
       DAVID W.C. PUTNAM                                         Mgmt          For                            For
       JOHN G. TURNER                                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 IWO HOLDINGS INC.                                                                           Agenda Number:  932448574
--------------------------------------------------------------------------------------------------------------------------
        Security:  45071TAE5
    Meeting Type:  Consent
    Meeting Date:  20-Mar-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE PROPOSED AMENDMENTS                                   Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 TRUMP ENTERTAINMENT RESORTS, INC.                                                           Agenda Number:  932395735
--------------------------------------------------------------------------------------------------------------------------
        Security:  89816T103
    Meeting Type:  Annual
    Meeting Date:  06-Oct-2005
          Ticker:  DJTE
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WALLACE B. ASKINS                                         Mgmt          For                            For
       EDWARD H. D'ALELIO                                        Mgmt          For                            For
       JAMES J. FLORIO                                           Mgmt          For                            For

02     RATIFICATION OF AUDITORS. TO RATIFY THE BOARD             Mgmt          For                            For
       S APPOINTMENT OF ERNST & YOUNG, LLP AS THE
       INDEPENDENT PUBLIC AUDITORS OF THE COMPANY
       FOR THE 2005 FISCAL YEAR.

03     ADOPTION OF THE TRUMP ENTERTAINMENT RESORTS,              Mgmt          For                            For
       INC. 2005 INCENTIVE AWARD PLAN. TO ADOPT THE
       TRUMP ENTERTAINMENT RESORTS, INC. 2005 INCENTIVE
       AWARD PLAN.




--------------------------------------------------------------------------------------------------------------------------
 TRUMP ENTERTAINMENT RESORTS, INC.                                                           Agenda Number:  932465885
--------------------------------------------------------------------------------------------------------------------------
        Security:  89816T103
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2006
          Ticker:  TRMP
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CEZAR M. FROELICH                                         Mgmt          For                            For
       MICHAEL A. KRAMER                                         Mgmt          For                            For
       DON M. THOMAS                                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN SENIOR INCOME TRUST                                                              Agenda Number:  932372054
--------------------------------------------------------------------------------------------------------------------------
        Security:  920961109
    Meeting Type:  Annual
    Meeting Date:  25-Jul-2005
          Ticker:  VVR
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID C. ARCH                                             Mgmt          For                            For
       HOWARD J KERR                                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN SENIOR INCOME TRUST                                                              Agenda Number:  932547978
--------------------------------------------------------------------------------------------------------------------------
        Security:  920961109
    Meeting Type:  Annual
    Meeting Date:  23-Jun-2006
          Ticker:  VVR
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       J.D. CHOATE-CLASS I                                       Mgmt          For                            For
       S.H. WOOLSEY-CLASS I                                      Mgmt          For                            For
       L.H. HEAGY-CLASS II                                       Mgmt          For                            For
       W.W. WHALEN-CLASS II                                      Mgmt          For                            For
       J.E. NELSON-CLASS III                                     Mgmt          For                            For
       R.C. KENNEDY-CLASS III                                    Mgmt          For                            For



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Floating-Rate Income Trust
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/28/2006